UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22721

KKR Alternative Corporate Opportunities Fund
(Exact name of registrant as specified in charter)

555 California Street 50th Floor San Francisco, CA			94104
(Address of principal executive offices)			(Zip code)

Nicole J. Macarchuk, Esq. KKR Asset Management LLC 555 California Street 50th Floor San Francisco, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-415-315-3620

Date of fiscal year end:	October 31, 2012

Date of reporting period:	October 31, 2012

Item 1.    Reports to Stockholders.

FINANCIAL STATEMENTS

KKR Alternative Corporate Opportunities Fund

For the Period from July 16, 2012 to October 31, 2012

With Report of Independent Registered Public Accounting Firm

KKR Alternative Corporate Opportunities Fund	October 31, 2012

Table of Contents

Statement of Assets and Liabilities	1

Statement of Operations	2

Notes to the Financial Statements	3

Report of Independent Registered Public Accounting Firm	8

Approval of Investment Advisory Agreement	9

Trustees and Officers of KKR Alternative Corporate Opportunities Fund	11

The KKR Alternative Corporate Opportunities Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The KKR Alternative Corporate Opportunities Fund Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the KKR Alternative Corporate Opportunities Fund will use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 will be available (i) without charge, upon request, by calling 888-564-4517; and (ii) on the Commission’s website at http://www.sec.gov.

KKR Alternative Corporate Opportunities Fund

Statement of Assets and Liabilities

October 31, 2012

Assets
Cash	$100,000
Due from Adviser	33,138
Other assets	121,106
Total assets	$254,244

Liabilities
Offering costs payable	$121,106
Organizational costs payable	12,000
Accrued expenses	21,138
Total liabilities	$154,244

Net assets	$100,000

Net assets are comprised of:
Paid-in capital	$100,000
Net assets	$100,000

Net assets	$100,000
Shares outstanding	10,000
Net asset value per share	$10.00

See notes to financial statements.

KKR Alternative Corporate Opportunities Fund

Statement of Operations

For the Period from July 16, 2012 to October 31, 2012

Expenses
Trustee fees	$12,500
Organization costs	12,000
Audit fees	5,000
Transfer agent fees	3,179
Custody fees	459
Total expenses	33,138
Less: reimbursement by Adviser	(33,138)
Net expenses	—

Net investment income	$—

See notes to financial statements.

KKR Alternative Corporate Opportunities Fund

Notes to Financial Statements

As of October 31, 2012 and

For the Period from July 16, 2012 to October 31, 2012

1. Organization

KKR Alternative Corporate Opportunities Fund (the “Fund”) was organized on July 16, 2012 as a statutory trust under the laws of the state of Delaware. The Fund is a closed-end registered management investment company. The Fund seeks to generate an attractive total return consisting of current income and capital appreciation. The Fund is non-diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).

KKR Asset Management LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund has had no operations to date other than matters relating to its organization and offering as a closed-end management investment company under the 1940 Act. To date, the only capital contribution to the Fund resulted in the issuance of 10,000 shares of beneficial interest (“Shares”) of the Fund at an aggregate purchase price of $100,000 on September 28, 2012. An affiliate of the Adviser owns 100% of the outstanding Shares of the Fund.

2. Summary of Significant Accounting Policies

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). A statement of changes in net assets and financial highlights have not been presented because the Fund has not commenced operations.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

Valuation of Investments

The Board of Trustees (the “Board”) of the Fund has adopted valuation policies and procedures to ensure investments are valued as required by the 1940 Act. Such valuations are consistent with GAAP.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters, or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’

2. Summary of Significant Accounting Policies (continued)

complexity for disclosure purposes. The Fund has a valuation committee (the “Valuation Committee”), whose members consist of the Fund’s Chief Executive Officer, Chief Financial Officer, General Counsel and certain other employees of the Adviser. The Valuation Committee is responsible for coordinating and implementing the Fund’s valuation process, in accordance with the Board’s valuation policies and procedures and subject to review by the audit committee and the Board as needed.

Assets and liabilities recorded at fair value on the statement of assets and liabilities are categorized based upon the level of judgment associated with the inputs used to measure their value. Hierarchical levels, as defined under GAAP, are directly related to the amount of subjectivity associated with the inputs to fair valuations of these assets and liabilities, are as follows:

Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.

Level 3 — Inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset.

A significant decrease in the volume and level of activity for the asset or liability is an indication that transactions or quoted prices may not be representative of fair value because in such market conditions there may be increased instances of transactions that are not orderly. In those circumstances, further analysis of transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value.

The availability of observable inputs can vary depending on the financial asset or liability and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new, whether the product is traded on an active exchange or in the secondary market, and the current market condition. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

2. Summary of Significant Accounting Policies (continued)

The variability of the observable inputs affected by the factors described above may cause transfers between levels 1, 2, and/or 3, which the Fund recognizes at the beginning of the period the inputs change.

Many financial assets and liabilities have bid and ask prices that can be observed in the marketplace. Bid prices reflect the highest price that the Fund and others are willing to pay for an asset. Ask prices represent the lowest price that the Fund and others are willing to accept for an asset. For financial assets and liabilities whose inputs are based on bid-ask prices, the Fund does not require that fair value always be a predetermined point in the bid-ask range. The Fund’s policy is to allow for mid-market pricing and adjusting to the point within the bid-ask range that meets the Fund’s best estimate of fair value.

Depending on the relative liquidity in the markets for certain assets, the Fund may transfer assets to Level 3 if it determines that observable quoted prices, obtained directly or indirectly, are not available. Assets and liabilities that are valued using Level 3 of the fair value hierarchy are initially valued at transaction price and are subsequently valued using market data for similar instruments (e.g., recent transactions or broker quotes), comparisons to benchmark derivative indices and valuation models. Valuation models are based on discounted cash flow techniques, for which the key inputs are the amount and timing of expected future cash flows, market yields for such instruments and recovery assumptions. Inputs are determined based on relative value analyses, which incorporate similar instruments from similar issuers.

Investment transactions

Investment transactions are accounted for on the trade date, the date the order to buy or sell is executed. Amortization and accretion is calculated using the effective interest method over the holding period of the investment. Realized gains and losses are calculated on the specific identified cost basis.

Organization and Offering Costs

Organization costs of the Fund are being paid by the Adviser under the investment advisory agreement as discussed in Note 3, while offering costs consisting of the initial prospectus and registration of the Fund will be paid by the Fund and amortized over the first 12 months of operations. Offering costs of $121,106 are included in other assets on the statement of assets and liabilities.

Income Taxes

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and in conformity with the Regulated Investment Company Modernization Act of 2010. The fund will not be subject to federal income tax to the extent the Fund satisfies the requirements under Section 851 of the Internal Revenue Code, including distributing substantially all of its gross investment company taxable income and capital gains to its shareholders based on the Fund’s fiscal year end of October 31.

3. Agreements

Investment Advisory Agreement

In consideration of the advisory and other services provided by the Adviser to the Fund, the Fund will pay the Adviser a monthly fee at the annual rate of 1.25% of the month-end value of the Fund’s Managed Assets (the “Management Fee”). “Managed Assets” is defined as the total assets of the Fund (including any assets attributable to any borrowings (except borrowings solely for short term cash management purposes), reverse repurchase agreements, dollar rolls, any issuance of preferred shares or notes, and including any assets in respect of Shares that will be repurchased as of the end of the month) minus the sum of the Fund’s accrued liabilities (other than any borrowings).

During periods when the Fund is using leverage, the Management Fee paid to the Adviser will be higher than if the Fund did not use leverage because the Management Fee paid is calculated on the basis of the Fund’s Managed Assets, which includes the assets purchased through leverage.

The Adviser has contractually agreed to waive and/or reimburse the Fund’s expenses (excluding interest, taxes, brokerage commissions, dividend expenses, extraordinary expenses and certain other Fund expenses) to the extent necessary in order to cap the Fund’s total annual operating expenses at 1.70% until March 1, 2014. Under the agreement, the Adviser may recoup such reimbursements in future periods, not exceeding three years, provided the Fund’s total annual fund operating expenses plus recoupment do not exceed 1.70% of the average net assets of the Fund for the fiscal year. For the period from July 16, 2012 to October 31, 2012, the Adviser has agreed to reimburse the Fund expenses of $33,138, including organization costs of $12,000. The organization costs are not subject to recoupment under the agreement and the amount subject to recoupment by the Adviser was $21,138 as of October 31, 2012 and management believes that the recoupment of such expenses was not probable.

The Adviser provides day-to-day portfolio management services to the Fund. With regard to the Fund, the Adviser has discretion to purchase and sell investments in accordance with the Fund’s objectives, policies, and restrictions.

Administrator, Custodian and Transfer Agent

SEI Investments Global Fund Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services for an annual fee, calculated and assessed monthly in arrears based on the month-end net assets of the Fund, of 0.045% of the Fund’s net assets up to $500 million and 0.035% of the Fund’s net assets over $500 million, subject to a minimum annual fee.

Citibank N.A. (the “Custodian”) serves as the Fund’s Custodian pursuant to a custody agreement. DST Systems, Inc. (the “Transfer Agent”) serves as the Fund’s Transfer Agent pursuant to a transfer agency agreement.

4. Capital Shares

Other

Certain officers of the Fund are also officers of the Adviser. Such officers are paid no fees by the Fund for serving as officers of the Fund.

The Fund is offering on a continuous basis through SEI Investments Distribution Co. (the “Distributor”) up to 100,000,000 Shares. Shares are offered in a continuous offering at the Fund’s current NAV per Share. The initial closing date is currently anticipated to be on or about January 2, 2013. Subsequent to the initial closing date, Shares may be purchased as of the first business day of each month at the Fund’s then current NAV per Share.

Purchase Terms

Subsequent to the initial closing date, the Fund will accept initial and additional purchases of Shares as of the first business day of each month. The minimum initial investment in the Fund from each investor is $25,000, and there is no minimum for additional investments in the Fund.

The minimum initial investment may be reduced by the Fund with respect to certain individual investors or classes of investors (specifically, with respect to employees, officers or Trustees of the Fund, the Adviser or their affiliates). Additionally, the Fund may waive or reduce such minimum initial investment amount (as well as the application and funding deadlines described above) with respect to any investor funding its purchase of Shares with redemption proceeds from another fund sponsored, managed, or advised by the Adviser.

Quarterly Repurchase of Shares

No Shareholder or other person holding Shares acquired from a Shareholder has the right to require the Fund to repurchase any Shares. No public market for Shares exists, and none is expected to develop in the future. Consequently, Shareholders may not be able to liquidate their investment other than as a result of repurchases of Shares by the Fund, as described below.

The Fund intends to offer to repurchase Shares from Shareholders on a quarterly basis in accordance with written tenders by Shareholders, on those terms and conditions as the Board may determine in its sole discretion. Each such repurchase offer will generally apply to up to 20% of the net assets of the Fund. There is no minimum amount of Shares which must be repurchased in any repurchase offer. The Adviser expects that, generally, it will recommend to the Board that the Fund offer to repurchase Shares from Shareholders quarterly, with such repurchases to occur as of each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, as of the immediately preceding business day). Each repurchase offer will generally commence approximately 35 days prior to the applicable repurchase date.

5. Subsequent Events

On November 1, 2012, the Fund commenced operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholder of
KKR Alternative Corporate Opportunities Fund

We have audited the accompanying statement of assets and liabilities of KKR Alternative Corporate Opportunities Fund (the “Fund”) as of October 31, 2012, and the related statement of operations for the period from July 16, 2012 (date of formation) to October 31, 2012. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of KKR Alternative Corporate Opportunities Fund as of October 31, 2012 and the results of its operations for the period from July 16, 2012 (date of formation) to October 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

San Francisco, California
December 14, 2012

Approval of Investment Advisory Agreement

Background

At the organizational meeting of the Board of KKR Alternative Corporate Opportunities Fund (the “Fund”) on September 14, 2012, the members of the Board, including the Trustees who are not “interested persons” of the Fund (the “Independent Trustees”), as defined in the Investment Company Act of 1940, as amended, considered and approved an investment advisory agreement (the “Investment Advisory Agreement”) between KKR Asset Management LLC (the “Adviser”) and the Fund.

The Independent Trustees discussed with management and separately with their independent legal counsel the materials provided by management prior to the scheduled board meeting. The Independent Trustees also received a memorandum from their independent legal counsel concerning the duties of board members in considering approval of investment advisory agreements.

In its consideration of the approval of the Investment Advisory Agreement, the Board considered the following factors:

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser under the Investment Advisory Agreement. The Board also reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who will provide the advisory services to the Fund.

Performance, Fees and Expenses of the Fund

Past performance of the Fund was not a factor considered by the Board, as the Fund would be a new fund not yet publicly offered. The Board then considered the performance of other funds with comparable investment strategies and the prior experience of the portfolio management team in managing other funds and accounts.

The Board reviewed the advisory fee rate proposed to be paid by the Fund under the Investment Advisory Agreement. The Board noted that the Adviser and its affiliates do not manage other U.S. registered funds with investment strategies comparable to those of the Fund and considered the Adviser’s management of other accounts. The Board reviewed the anticipated total expense ratio of the Fund and the information regarding management fee rates paid by peer funds.

Economies of Scale

The Board considered the potential growth of the Fund and the structure of the proposed advisory fee schedule, which does not include breakpoints. The Board considered that the Fund’s growth prospects were uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Investment Advisory Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Fund had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Approval of Investment Advisory Agreement (concluded)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. Since the Fund had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

Resources of the Adviser and Relationship with the Fund

The Board considered the financial circumstances of the Adviser and whether the Adviser has the resources necessary to perform its obligations under the Investment Advisory Agreement. The Board also reviewed and considered the proposed relationship between the Fund and the Adviser, including the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Investment Advisory Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.

Other Factors

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interests of the Fund and its future shareholders to approve the Investment Advisory Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Investment Advisory Agreement.

Trustees and Officers of KKR Alternative Corporate Opportunities Fund

					Other
				Number of	Directorships
				Portfolios in	Held by
		Term of		Fund	Trustee
		Office and	Principal Occupation(s) During Past	Complex	During the
Name, Age and	Position(s) Held	Length of	Five	Overseen by	Last Five
Address	with Fund	Service	Years and Other Relevant Experience	Trustee(2)	Years
Interested Trustee(1)
William C. Sonneborn (42)	Chairman of the Board; Trustee; President and Chief Executive Officer	Since September, 2012	Chief Executive Officer of the Adviser and KKR Financial Holdings LLC and a member of KKR’s Management Committee and the Adviser’s Investment Committee (since 2008); President and Chief Operating Officer of the TCW Group, Inc., and CEO of The TCW Funds, Inc. and a member of the executive committee of Societe Generale Asset Management, S.A. (2002 - 2008).	3	KKR Financial Holdings LLC (2008—present); The TCW Funds, Inc. (2002 - 2008).

Independent Trustees(1)
Tobin V. Levy (68) 2 Morven Place Princeton, NJ 08540	Trustee	Since September, 2012	Executive Vice President & Chief Financial Officer, Local Initiatives Support Corporation (non-profit support and resources) (since 2011); Managing Director and Chief Financial Officer of Hedge Fund Strategies Group, Goldman Sachs (financial services firm) (1995 - 2008).	3	AloStar Bank of Commerce.

Jeffrey L. Zlot (41) 101 California Street, Suite 1200 San Francisco, CA 94111	Trustee	Since September, 2012	Managing Director, The Presidio Group LLC (investment consultant and investment banking) (since Dec. 1997).	3	None.

Trustees and Officers of KKR Alternative Corporate Opportunities Fund (concluded)

Principal Officers who are not Trustees

Term of
	Position(s) Held	Office and	Principal Occupation(s) During Past Five
Name, Age and Address	with Fund	Length of Service	Years and Other Relevant Experience
Michael R. McFerran (40)	Treasurer and Chief Financial Officer	Since September 2012	Chief Financial Officer, KKR Asset Management LLC (2005—present); Chief Financial Officer (2010—present) and Chief Operating Officer (2008—present), KKR Financial Holdings LLC.

Annette O’Donnell-Butner (44)	Chief Compliance Officer	Since September 2012	Chief Compliance Officer, KKR Asset Management LLC (2009—present); Deputy Director of Compliance, Lehman Brothers (2000 - 2009).

Nicole J. Macarchuk (43)	Secretary and Vice President	Since September 2012

General Counsel, KKR Asset Management LLC (2010—present) ; General Counsel and Secretary, KKR Financial Holdings LLC (2010—present); Co-General Counsel, Och-Ziff Capital Management Group LLC (2005 - 2010).

(1) “Independent Trustees” are those trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the Fund, and “Interested Trustees” are those trustees who are interested persons of the Fund. Mr. Sonneborn is an Interested Trustee because he is the Chief Executive Officer of the Adviser.

(2) The fund complex includes KKR Series Trust, KKR Alternative Corporate Opportunities Fund and KKR Alternative Corporate Opportunities Fund P.

Item 2.         Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer and principal accounting officer.

Item 3.         Audit Committee Financial Expert.

(a)(1)                  The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)                  The audit committee financial expert is Tobin V. Levy.  Mr. Levy is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.         Principal Accountant Fees and Services.

Deloitte & Touche LLP billed the Fund aggregate fees for services rendered to the Fund for the fiscal year as follows:

		Fiscal Year Ended October 31, 2012
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$10,000	$0	$0
(b)	Audit-Related Fees	$0	$0	$0
(c)	Tax Fees	$0	$0	$0
(d)	All Other Fees	$0	$0	$0

(e)(1)                   The Audit Committee pre-approves, to the extent required by applicable regulations (including paragraph (c)(7) of Rule 2-01 of Regulation S-X), (i) all audit and permitted non-audit services rendered by the independent accountants to the registrant and (ii) all non-audit services rendered by the independent accountants to the registrant’s investment adviser and to certain affiliates of the investment adviser.

(e)(2)                   Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

2012
Audit-Related Fees	n/a
Tax Fees	0%
All Other Fees	n/a

(f)                                   Not applicable.

(g)                                  The aggregate non-audit fees and services billed by Deloitte & Touche LLP for the fiscal period were $0.

(h)                                 Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable.

Item 7.         Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The registrant’s proxy voting and corporate actions policy and procedures are as follows:

PROXY VOTING AND CORPORATE ACTIONS POLICY AND PROCEDURES

A.                                    General

This policy is designed to ensure that the funds registered under the Investment Company Act of 1940, as amended (the “1940 Act”), (each a “Fund” and collectively, the “Funds”) advised by KKR Asset Management LLC (the “Adviser”) fulfills the Funds’ obligations and complies with the requirements under the 1940 Act, the Securities Act of 1933, as amended (the “Securities Act”), and the Securities Exchange Act of 1934, as amended (the “Exchange Act”), with respect to proxy voting, disclosure, and recordkeeping. This policy is also designed to ensure that all corporate actions are voted in the best interest of the Funds, to provide disclosure of the Funds’ corporate action voting record and to ensure that certain documentation is retained.

Pursuant to delegation by each, the Adviser has authority to make proxy and corporate action decisions on behalf of the Funds. The Adviser’s objective is to ensure that its proxy voting and corporate action activities on behalf of the Funds are conducted in a manner consistent, under all circumstances, with the best interest of the Funds.

B.                                    Proxy Voting Policies

The Adviser’s Proxy Voting Policies are contained in the Adviser’s “Proxy Voting Policies and Procedures as of August 2012” (the “Proxy Voting Policies”).

C.                                    Proxy and Corporate Action Voting Procedures

The Adviser will have the responsibility of voting proxies and corporate actions that it receives on behalf of the Funds. Proxy proposals received by the Adviser and designated in the Proxy Voting Policies as “For” or “Against” will be voted by the Adviser in accordance with the Proxy Voting Policies. Proxy proposals received by the Adviser and designated in the Proxy Voting Policies as “Case by Case” (or not addressed in the Proxy Voting Policies) and all corporate actions will be reviewed by the Adviser, and voted in the best interests of the Funds. In accordance with Rule 204-2 of the Investment Advisers Act of 1940, as amended, with respect to “Case by Case” issues, the Adviser will document the basis for the Adviser’s voting decisions with the assistance of the analyst who is in charge of the issuer.

Notwithstanding the foregoing, the Adviser may vote a proxy contrary to the Proxy Voting Policies if the Adviser with the assistance of the analyst who is in charge of the issuer determines that such action is in the best interest of the Funds. In the event that the Adviser votes contrary to the Proxy Voting Policies, the Adviser with the assistance of the analyst who is in charge of the issuer will document the basis for the Adviser’s contrary voting decision.

In addition, the Adviser may choose not to vote proxies or corporate actions in certain situations, such as (i) where the Funds have informed the Adviser that it wishes to retain the right to vote the proxy or corporate action, (ii) where the Adviser deems the cost of voting would exceed any anticipated benefit to the Funds or (iii) where a proxy or corporate action is received by the Adviser for a security it no longer manages on behalf of a Fund. The Adviser with the assistance of the analyst who is in charge of the issuer will document the basis for the Adviser’s decision not to vote.

The Adviser has developed procedures for handling the receipt and voting of the Funds’ proxies and corporate actions.

D.                                    Conflicts of Interest

The Adviser may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. The Adviser, its affiliates and/or its employees may also occasionally have business or personal relationships with the proponents of proxy proposals, participants in proxy contests, corporate directors and officers or candidates for directorships.

If at any time, the Adviser becomes aware of an existing or potential conflict of interest relating to a particular proxy proposal, the Adviser’s Conflicts Committee (“Conflicts Committee”), or its designee, must be notified. Provided the Conflicts Committee has determined that a conflict or potential for a conflict exists, the proxy must be voted in alignment with the recommendation set forth by ISS. Appropriate documentation will be maintained by the Conflicts Committee.

E.                                    Proxy and Corporate Action Voting Records

In accordance with Rule 204-2, the Adviser will maintain the following records in connection with the Adviser’s proxy voting policies and procedures:

•                  a copy of the proxy voting policies and procedures;

•                  a copy of all proxy statements received regarding securities of the Funds;

•                  a record of each vote the Adviser casts on behalf of the Funds;

•                  records of shareholders of the Funds requests for proxy voting information, including a copy of each written request for information on how the Adviser voted proxies on behalf of the Funds, and a copy of any written response by theAdviser to any Fund shareholder request for information on how the Adviser voted proxies on behalf of a Fund; and

•                  any documentation prepared by the Adviser that was material to making a decision on how to vote, or that memorialized the basis for the voting decision.

The Adviser will also maintain similar records in connection with corporate actions.

The foregoing records will be maintained and preserved for a total of seven (7) years, the first two (2) years in the Adviser’s office.

F.                                     Changes to the Proxy Voting Rules

Changes may be made by the Adviser to the proxy rules as long as such changes are not expected to materially adversely affect the Funds. Upon a material change, the Funds will be made aware of such material change to the proxy rules and the reasons for the change.

G.                                   Disclosure

The Adviser will provide all the information necessary for the Funds to make the required disclosures regarding proxy voting in its Statement of Additional Information, as well as on SEC Forms N-CSR and N-PX. In addition, information regarding how the Funds’ proxies and corporate actions were voted by the Adviser will be provided to shareholders of the Funds upon their written request.

The proxy voting and corporate actions policy and procedures used by the registrant’s investment adviser, KKR Asset Management LLC (“KAM”), which are incorporated by reference into the registrant’s proxy voting and corporate actions policy and procedures, are as follows:

PROXY VOTING AND CORPORATE ACTIONS POLICY AND PROCEDURES

A.                                    General

KAM provides investment advisory services to its Client, and invests the assets of these Clients in securities issued by public and private issuers. The Firm has authority to vote proxies relating to such securities on behalf of its Clients. The Securities and Exchange Commission (the “SEC”) has adopted Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Under this rule, registered investment advisers that exercise voting authority over securities held in client portfolios are required to implement proxy voting policies and describe those policies to their clients.

This policy is designed to ensure that all proxies are voted in the best interest of KAM Clients, to provide disclosure of the Firm’s proxy voting records and to ensure that certain documentation is retained.

B.                                    Proxy Voting Procedures

To assist it in its proxy-voting responsibilities, the Firm currently subscribes to proxy-related services offered by Institutional Shareholder Services, Inc. (“ISS”). ISS provides the Firm with its independent analysis and recommendation with respect to generally all proxy proposals that the Firm votes on behalf of its clients, with respect to both U.S. and non-U.S. securities of publicly traded companies.

KAM will have the responsibility of voting proxies that it receives on behalf of KAM Clients. The Firm has engaged ISS to assist with its proxy voting, however, the Firm retains ultimate voting discretion with respect to its Clients. KAM may depart from an ISS recommendation in order to avoid voting decisions believed to be contrary to the best interests of KAM Clients. In each instance where KAM votes contrary to the ISS recommendation, KAM Legal/Compliance, in conjunction with the KAM investment analyst who provides coverage for the relevant issuer, will document the basis for KAM’s contrary voting decision.

In addition, KAM may choose not to vote proxies in certain situations, such as where KAM has deemed the cost of voting would exceed any anticipated benefit to KAM Clients or where a proxy is received by KAM for a security it no longer manages on behalf of its Clients. KAM Legal/Compliance, in conjunction with the KAM investment analyst who provides coverage for the relevant issuer, will document the basis for KAM’s decision not to vote.

C.                                    Conflicts of Interest

KAM may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. KAM, its affiliates and/or its employees may also occasionally have business or personal relationships with the proponents of proxy proposals, participants in proxy contests, corporate directors and officers or candidates for directorships.

If at any time, KAM becomes aware of an existing or potential conflict of interest relating to a particular proxy proposal, the KAM Conflicts Committee (“Conflicts Committee”), or its designee, must be notified. Provided the Conflicts Committee has determined that a conflict or potential for a conflict exists, the proxy must be voted in alignment with the recommendation set forth by ISS. Appropriate documentation will be maintained by the Conflicts Committee.

D.                                    Proxy Voting Records

In accordance with Rule 204-2 of the Advisers Act, KAM will maintain the following records in connection with KAM’s proxy voting policies and procedures:

•                  a copy of the proxy voting policies and procedures;

•                  a copy of all proxy statements received regarding securities of its Clients;

•                  a record of each vote KAM casts on behalf of KAM Clients;

•                  records of KAM Client requests for proxy voting information, including a copy of each written request for information on how KAM voted proxies on behalf of the Client, and a copy of any written response by KAM to any Client request for information on how KAM voted proxies on its behalf; and

•                  any documentation prepared by KAM that was material to making a decision on how to vote, or that memorialized the basis for the voting decision.

The foregoing records will be maintained and preserved in accordance with KAM’s Maintenance of Books and Records Policy.

E.                                    Disclosure

KAM discloses in its Form ADV Part 2A that Clients and Investors may contact the Firm in order to obtain information on how the Firm voted Client proxies and to request a copy of the Proxy Voting Policies and Procedures. Any such request will be forwarded to KAM Legal/Compliance. Questions relating to proxy voting should be directed to KAM’s CCO, or designee.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Investment Team

The Fund is positioned, under the management of KKR Asset Management LLC (the “Adviser” or “KKR”), to take advantage of the full resources of KKR’s global network. With more than 100 employees in its business, including approximately 60 dedicated investment professionals located in San Francisco, New York and London, the Adviser’s investment teams seek to leverage KKR’s private equity experience and extensive industry relationships in making strong investment choices on behalf of its clients. The investment professionals of the Adviser who have primary responsibility for day-to-day management and oversight of the Fund are:

Erik A. Falk (New York) joined KKR in 2008 and is the co-head of leveraged credit, as well as a member of the Adviser’s Portfolio Management Committee. Previously, Mr. Falk was a portfolio manager with responsibility across the Adviser’s credit strategies covering a number of sectors, including industrials, energy, chemicals, business services and structured products. Prior to joining KKR, Mr. Falk was a Managing Director at Deutsche Bank Securities Inc. where he was most recently global co-head of the Securitized Products Group. Prior to that, Mr. Falk worked for Credit Suisse First Boston where he was a Director in the Asset Backed Securities department. Mr. Falk holds a B.S. and M.S. from Stanford University.

Christopher A. Sheldon (San Francisco) joined KKR in 2004 and is the co-head of leveraged credit, as well as a member of the Adviser’s Portfolio Management Committee. Previously, Mr. Sheldon was a portfolio manager with responsibility across the Adviser’s credit strategies covering a number of sectors, including technology, media, cable and telecom. Prior to joining KKR, Mr. Sheldon was a Vice President and Senior Investment Analyst with Wells Fargo’s High Yield Securities Group. Mr. Sheldon previously worked at Young & Rubicam Advertising and at SFM Media Corporation in their media-planning department. Mr. Sheldon holds a B.A. from Denison University.

William C. Sonneborn (San Francisco) joined KKR in 2008 and is the Chief Executive Officer of the Adviser and KKR Financial Holdings LLC. He is also a member of KKR’s Management Committee and the Adviser’s Investment Committee. Prior to joining KKR, Mr. Sonneborn was with The TCW

Group, Inc., most recently as President and Chief Operating Officer and CEO of The TCW Funds, Inc. and a member of the executive committee of Societe Generale Asset Management, S.A. Mr. Sonneborn previously worked at Goldman, Sachs & Co., in both New York and Hong Kong, where he was predominantly focused on executing mergers and acquisitions for financial institutions. Mr. Sonneborn graduated with honors and holds a B.S. from Georgetown University.

Jamie M. Weinstein (San Francisco) joined KKR in 2005 and is the co-head of special situations investing, which includes the Adviser’s global activities in public and private distressed and structured principal investments. He is also a member of the Adviser’s Portfolio Management Committee. Previously, he was a portfolio manager with responsibility across the Adviser’s credit strategies and a research analyst covering the financial services, healthcare and commercial real estate sectors. Prior to joining KKR, Mr. Weinstein was with Tishman Speyer Properties as Director of Acquisitions for Northern California and The Boston Consulting Group as a strategy consultant. Mr. Weinstein graduated cum laude and holds a B.S.E. degree in Civil Engineering and Operations Research from Princeton University and an M.B.A. from the Stanford University Graduate School of Business, where he was an Arjay Miller Scholar.

Nathaniel M. Zilkha (London) joined KKR in 2007 and is the co-head of special situations investing, which includes the Adviser’s global activities in public and private distressed and structured principal investments. He is also a member of the Adviser’s Portfolio Management Committee. Previously, he was a member of the healthcare industry team of KKR’s private equity group. Prior to joining KKR, Mr. Zilkha was a member of the Principal Investment Area of Goldman, Sachs & Co., where he invested in private equity and principal debt transactions. He is currently on the board of directors of Harden Healthcare. Mr. Zilkha graduated cum laude and holds an A.B. from Princeton University.

Other Accounts Managed by the Portfolio Managers

The portfolio managers primarily responsible for the day-to-day management of the Fund also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following table identifies, as of June 30, 2012: (i) the number of other registered investment companies, pooled investment vehicles and other accounts managed by each portfolio manager; and (ii) the total assets of such companies, vehicles and accounts, and the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

Erik A. Falk

	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Pooled Investment Vehicles Other Than Registered Investment Companies	6	$592,200,000	1	$292,000,000
Other Accounts	13	$11,517,400,000	4	$1,745,000,000

Christopher A. Sheldon

	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Pooled Investment Vehicles Other Than Registered Investment Companies	6	$592,200,000	1	$292,000,000
Other Accounts	13	$11,517,400,000	4	$1,745,000,000

William C. Sonneborn

	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Pooled Investment Vehicles Other Than Registered Investment Companies	9	$1,991,800,000	4	$1,691,600,000
Other Accounts	19	$13,969,000,000	6	$3,488,000,000

Jamie M. Weinstein

	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Pooled Investment Vehicles Other Than Registered Investment Companies	0	$0	0	$0
Other Accounts	8	$1,215,100,000	5	$1,090,000,000

Nathaniel M. Zilkha

	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Pooled Investment Vehicles Other Than Registered Investment Companies	0	$0	0	$0
Other Accounts	8	$1,215,100,000	5	$1,090,000,000

Securities Ownership of Portfolio Managers

The Fund is a newly-organized investment company. Accordingly, as of October 31, 2012, none of the portfolio managers beneficially owned any securities issued by the Fund.

Conflicts of Interest

The Adviser will experience conflicts of interest in connection with the management of the Fund, including, but not limited to, the following:

•                  The trustees, officers and other personnel of the Adviser allocate their time between the Fund and other investment and business activities in which they may be involved. The Adviser intends to devote such time as shall be necessary to conduct the Fund’s business affairs in an appropriate manner. However, the Adviser will continue to devote the resources necessary to managing its other investment and business activities.

•                  The Adviser may compete with certain of its affiliates for investments, subjecting the Adviser to certain conflicts of interest in evaluating the suitability of investment opportunities and making or recommending acquisitions on the Fund’s behalf. The Adviser intends to allocate such investment opportunities in a manner that it deems appropriate taking into account factors such as investment objectives, available capital, applicable concentration limits, minimum investment rights and other investment restrictions, portfolio diversification, the potential dilutive effect of a new investment on an existing investment, the overall risk profile of a portfolio and other considerations deemed relevant by the Adviser. The outcome of this determination may result in the allocation of all or none of an investment opportunity to the Fund. In addition, subject to applicable law, affiliates of the Adviser may invest in one of the Fund’s portfolio companies and hold a different class of securities than the Fund. To the extent that an affiliate of the Adviser holds a different class of securities than the Fund, its interests may not be aligned with the Fund’s. Notwithstanding the foregoing, the Adviser will act in the best interest of the Fund in accordance with its fiduciary duty to the Fund.

•                  The compensation payable by the Fund to the Adviser will be approved by the Fund’s Board of Trustees consistent with the exercise of the requisite standard of care applicable to directors under state law. Such compensation is payable, in most cases, regardless of the quality of the assets acquired, the services provided to the Fund or whether the Fund makes distributions to Shareholders.

•                  The Adviser and its affiliates may provide a broad range of financial services to companies in which the Fund invests, in compliance with applicable law, and will generally be paid fees for such services. In addition, affiliates of the Adviser may act as underwriter or placement agent in connection with an offering of securities by one of the companies in the Fund’s portfolio. Any compensation received by the Adviser and its affiliates for providing these services will not be shared with the Fund and may be received before the Fund realizes a return on its investment. The Adviser may face conflicts of interest with respect to services performed for these companies, on the one hand, and investments recommended to the Fund, on the other hand.

•                  From time to time, to the extent consistent with the 1940 Act and the rules and regulations promulgated thereunder, or with exemptive relief the Fund may receive from the SEC, if any, the Fund and other clients for which the Adviser provides investment management services or carries on investment activities (including, among others, clients that are employee benefit plans subject to ERISA and related regulations) may make investments at different levels of an investment entity’s capital structure or otherwise in different classes of an issuer’s securities. These investments may inherently give rise to conflicts of interest or perceived conflicts of interest between or among the various classes of securities that may be held by the Fund and such other clients, including in the case of financial distress of the investment entity.

•                  The Adviser and its affiliates are not restricted from forming additional investment funds, from entering into other investment advisory relationships (including, among others, relationships with clients that are employee benefit plans subject to ERISA and related regulations), or from engaging in other business activities, even though such activities may be in competition with the Fund and/or may involve substantial time and resources of the Adviser. For example, the Adviser may invest, on behalf of an affiliated fund, in a company that is a competitor of one of the Fund’s portfolio companies or that is a service provider, supplier, customer or other counterparty with respect to one of the Fund’s portfolio companies. The Adviser will provide advice and recommendations to any such companies without regard to the Fund’s interests. In addition, the Adviser’s ability to effectively implement the Fund’s investment strategies may be limited to the extent that contractual obligations relating to these permitted activities restrict the Adviser’s ability to engage in transactions that they may otherwise be interested in pursuing. Affiliates of the Adviser, whose primary business includes the origination of investments, engage in investment advisory business with accounts that compete with the Fund.

•                  The Adviser and its affiliates may give advice and recommend securities to other clients which may differ from, or become contrary to, advice given to, or securities recommended or bought for, the Fund even though their investment objectives may be similar to the Fund’s.

•                  To the extent not restricted by confidentiality requirements or applicable law, the Adviser may apply experience and information gained in providing services to the Fund’s portfolio companies in providing services to competing companies invested in by affiliates’ other clients.

•                  As a registered investment company, the Fund may be limited in its ability to invest in any investment in which an affiliates’ other client has an investment. The Fund may also be limited in its ability to co-invest with the Adviser or one or more of its affiliates. Some of these co-investments would only be permitted pursuant to an exemptive order from the SEC.

•                  The nature of the Adviser’s businesses and the participation by its employees in creditors’ committees, steering committees, or boards of directors of portfolio companies, may result in the Adviser receiving material non-public information from time to time with respect to companies or otherwise becoming an “insider” with respect to such companies. The possession of “inside information” or “insider” status with respect to an investment or potential investment by the Adviser or its personnel may restrict the Adviser’s ability to deal in the securities of that issuer on the Fund’s behalf.

Portfolio Manager Compensation

Consistent with KKR’s global, integrated culture, KKR has one firm-wide compensation and incentive structure based on a global profit and loss statement, which covers each of the portfolio managers. KKR’s compensation structure is designed to align the interests of the investment personnel serving the Fund with those of the Fund’s shareholders and to give everyone a direct financial incentive to ensure that all of KKR’s resources, knowledge and relationships around the world are utilized to maximize risk-adjusted returns for each strategy.

Each of KKR’s senior executives, including each of the portfolio managers responsible for the day-to-day management of the Fund, receives a base salary and is eligible for a cash bonus and equity compensation, as well as additional incentives including “dollars at work” in KKR fund investments (other than the Fund) and equity compensation. The cash bonus, equity compensation and “dollars at work” are discretionary, and “dollars at work” and equity awards are typically subject to a vesting period of several years.

All final compensation and other longer-term incentive award decisions are made by the KKR Management Committee based on input from managers. Compensation and other incentives are not formulaic, but rather are judgment and merit driven, and are determined based on a combination of overall firm performance, individual contribution and performance, business unit performance, and relevant market and competitive compensation practices for other businesses and the individual roles/responsibilities within each of the businesses.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

None.

Item 11.  Controls and Procedures.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)                                 There have been no changes in the registrant’s internal control over financial reporting during the period from July 16, 2012 (date of formation) to October 31, 2012 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)                  Code of Ethics attached hereto.

(a)(2)                  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)                                 Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KKR Alternative Corporate Opportunities Fund

By	/s/ William C. Sonneborn
William C. Sonneborn
President and Chief Executive Officer
Date: December 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William C. Sonneborn
William C. Sonneborn
President and Chief Executive Officer
Date: December 20, 2012

By	/s/ Michael R. McFerran
Michael R. McFerran
Treasurer and Chief Financial Officer
Date: December 20, 2012